Appendix I. Subsidiaries (fully-consolidated companies) (million euro) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Investments in associates accounted for using equity method	€ 3,955,000,000	€ 3,023,000,000	€ 2,038,000,000
Assets	27,420,000,000	28,999,000,000
Liabilities	19,755,000,000	20,879,000,000
Revenue, operating	9,627,000,000	9,148,000,000	8,515,000,000
Profit (loss)	€ 1,150,000,000	3,490,000,000	511,000,000
IRB infrastructure developers limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interest in associate	19.86%
Investments in associates accounted for using equity method	€ 291,000,000
407 International Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	48.29%
Investments in associates accounted for using equity method	€ 1,725,000,000	778,000,000	928,000,000
JFKNTO sponsor aggregator LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	49.00%
Investments in associates accounted for using equity method	€ 1,128,000,000	1,006,000,000	471,000,000
Corporation division [Member]
Disclosure of subsidiaries [line items]
Revenue, operating	460,000,000	519,000,000	506,000,000
Construction division [Member]
Disclosure of subsidiaries [line items]
Revenue, operating	7,653,000,000	7,236,000,000	6,870,000,000
Profit (loss)	332,000,000	258,000,000	98,000,000
Toll roads division [Member]
Disclosure of subsidiaries [line items]
Revenue, operating	1,374,000,000	1,256,000,000	1,085,000,000
Profit (loss)	€ 610,000,000	663,000,000	548,000,000
Toll roads division [Member] | IRB infrastructure developers limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	19.86%
Toll roads division [Member] | 407 International Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	48.29%
Toll roads division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	49.00%
Airports division [Member]
Disclosure of subsidiaries [line items]
Revenue, operating	€ 111,000,000	91,000,000	80,000,000
Energy and mobility infrastructures division [Member]
Disclosure of subsidiaries [line items]
Revenue, operating	339,000,000	270,000,000	207,000,000
SPAIN
Disclosure of subsidiaries [line items]
Revenue, operating	€ 1,891,000,000	1,584,000,000	1,476,000,000
SPAIN | Corporation division [Member] | Ferrovial Inversiones, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial Emisiones, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial Corporación, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | II Ferrofin, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Temauri, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial 011, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial 012, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial 013, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial 014, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial Venture VI, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial Ventures, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial Mobility, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial 015, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial 016, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Corporation division [Member] | Ferrovial 017, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Construction division [Member] | Via olmedo pedralba sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	25.20%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	6,000,000
Liabilities	3,000,000
Revenue, operating	7,000,000
Profit (loss)	€ 0
SPAIN | Construction division [Member] | Boremer S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	49.80%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	2,000,000
Liabilities	1,000,000
Revenue, operating	0
Profit (loss)	€ 0
SPAIN | Construction division [Member] | Conc. Prisiones Lledoners,S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Construction division [Member] | Cadagua, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.95%
SPAIN | Construction division [Member] | Cocsa, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.95%
SPAIN | Construction division [Member] | Ditecpesa, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.95%
SPAIN | Construction division [Member] | Ferroconservación, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
SPAIN | Construction division [Member] | Ferrovial Construcción, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
SPAIN | Construction division [Member] | Ferrovial Medio Ambiente y Energía, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.95%
SPAIN | Construction division [Member] | Ferrovial Railway S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.80%
SPAIN | Construction division [Member] | Urbaoeste, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
SPAIN | Construction division [Member] | Cimentaciones Especiales y Estructurales CIMSA, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
SPAIN | Construction division [Member] | Arena Recursos Naturales, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Construction division [Member] | I Depusa Aragón S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.70%
SPAIN | Construction division [Member] | II Depusa Aragón S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	42.30%
SPAIN | Construction division [Member] | Tecpresa Structural Solutions, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.10%
SPAIN | Construction division [Member] | Powernet I, S.L.U
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Toll roads division [Member] | Bip & drive sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	25.00%
Investments in associates accounted for using equity method	€ 6,000,000
Assets	37,000,000
Liabilities	11,000,000
Revenue, operating	22,000,000
Profit (loss)	€ 1,000,000
SPAIN | Toll roads division [Member] | Empresa de mantenimiento y explotación m30 sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	33,000,000
Liabilities	73,000,000
Revenue, operating	34,000,000
Profit (loss)	€ 38,000,000
SPAIN | Toll roads division [Member] | Cintra Infraestructuras Spain, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Toll roads division [Member] | Cintra Inversora Autopistas de Cataluña, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Toll roads division [Member] | Inversora Autopistas de Cataluña, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Toll roads division [Member] | Cintra Inversiones, S.L.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Toll roads division [Member] | Cintra Servicios de Infraestructuras, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
SPAIN | Toll roads division [Member] | Autopista Alcalá-O'Donnell, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Toll roads division [Member] | Autovía de Aragón, Sociedad Concesionaria, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
SPAIN | Toll roads division [Member] | Ferrovial Aravia, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
SPAIN | Toll roads division [Member] | Roland Servicios Empresariales, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Toll roads division [Member] | Autema, S.A. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	76.30%
SPAIN | Toll roads division [Member] | II Autovía de Aragón, Sociedad Concesionaria, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	30.00%
SPAIN | Toll roads division [Member] | III Autovía de Aragón, Sociedad Concesionaria, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	15.00%
SPAIN | Toll roads division [Member] | II Ferrovial Aravia, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	30.00%
SPAIN | Toll roads division [Member] | III Ferrovial Aravia, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	15.00%
SPAIN | Toll roads division [Member] | Azalia, Sp.z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Airports division [Member] | Ferrovial Aeropuertos España, S.A. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Siemsa Control y Sistemas S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Infraestructuras Energéticas, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Parque Solar Casilla, S.L.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Cea Infraestructuras Energéticas (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Jucar Infraestructuras Energéticas (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Pisuerga Infraestructuras Energéticas, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Growth VI, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial 004, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Transco España , S.A.U. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Energía S.A. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM
Disclosure of subsidiaries [line items]
Revenue, operating	€ 804,000,000	809,000,000	771,000,000
UNITED KINGDOM | Corporation division [Member] | Ferrocorp UK Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Corporation division [Member] | Ferrovial Ventures, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Construction division [Member] | Ferrovial Construction (UK) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Construction division [Member] | Ferrovial Construction Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Construction division [Member] | FC Civil Solutions Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Toll roads division [Member] | Sociedad Concesionaria Anillo Vial, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	35.00%
Investments in associates accounted for using equity method	€ 29,000,000
Assets	87,000,000
Liabilities	5,000,000
Revenue, operating	61,000,000
Profit (loss)	€ (1,000,000)
UNITED KINGDOM | Toll roads division [Member] | Zero by pass holdings ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	35.00%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
UNITED KINGDOM | Toll roads division [Member] | Zero bypass Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	35.00%
Investments in associates accounted for using equity method	€ 21,000,000
Assets	942,000,000
Liabilities	882,000,000
Revenue, operating	39,000,000
Profit (loss)	€ 4,000,000
UNITED KINGDOM | Toll roads division [Member] | River linx holdings ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	22.50%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
UNITED KINGDOM | Toll roads division [Member] | RiverLinx Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	22.50%
Investments in associates accounted for using equity method	€ 60,000,000
Assets	1,755,000,000
Liabilities	1,485,000,000
Revenue, operating	81,000,000
Profit (loss)	€ 10,000,000
UNITED KINGDOM | Toll roads division [Member] | Cintra Silvertown Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Toll roads division [Member] | Cintra Infrastructures UK Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Toll roads division [Member] | Cintra Toowoomba Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Toll roads division [Member] | Cintra Slovakia Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Toll roads division [Member] | Cintra OSARS Western Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Airports division [Member] | Ferrovial Airports International, S.E [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Waste Treatment B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Energy US, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Energy US 1, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Waste Management Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia MK ODC Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia AWRP ODC Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB HoldCo Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB ODC Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB Services Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB SPV Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia IOW SPV Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia MK HoldCo Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia MK SPV Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia IOW ODC Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Alto Huemul Transmisión SPA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Alto Huemul II SPA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Misae Solar IV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Misae Solar IV Class B Holco US Inc [Domain]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Energy HoldCo US Pledgor Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Misae Solar IV Class B Pledgor LLC*
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Energy US Seller LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Misae Solar IV Class B Member LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Misae Solar IV TE HoldCo LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Misae Solar IV Pledgor LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Milano Solar, LLC - Infra. Energ.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Energy Operations, LLC - Infra
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES
Disclosure of subsidiaries [line items]
Revenue, operating	€ 3,485,000,000	3,271,000,000	2,879,000,000
UNITED STATES | Corporation division [Member] | Landmille US LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Corporation division [Member] | Ferrovial IT US, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | ConnectedWorks, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 2,000,000
Assets	5,000,000
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
UNITED STATES | Construction division [Member] | Ferrovial Construction East, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Ferrovial Agroman Indiana, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Ferrovial Construction Texas, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Ferrovial Construction US Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Ferrovial Construction US Holding Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | I Grand Parkway Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%
UNITED STATES | Construction division [Member] | II Grand Parkway Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	30.00%
UNITED STATES | Construction division [Member] | Ferrovial Energy Solutions, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber Infrastructure Management US Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber Infrastructure Management Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Ferrovial Construccion JFK T1 LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Sugar Creek Construction LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
UNITED STATES | Construction division [Member] | I Trinity Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
UNITED STATES | Construction division [Member] | II Trinity Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%
UNITED STATES | Construction division [Member] | North Tarrant Infrastructures [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
UNITED STATES | Construction division [Member] | II North Tarrant Infrastructures [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%
UNITED STATES | Construction division [Member] | California Rail Builders [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
UNITED STATES | Construction division [Member] | Ferrovial Construction West, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | I Bluebonnet Constractor, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
UNITED STATES | Construction division [Member] | II Bluebonnet Contractor, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%
UNITED STATES | Construction division [Member] | DBW Construction LLC. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | II PLW Waterworks LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber Materials, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | W.W. Webber, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber Barrier Services [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber Commercial Construction LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber Equipment & Materials LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber Management Group LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | FAM Construction LLC (I-66) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
UNITED STATES | Construction division [Member] | Webber Infrastructure Management Holding US Corp
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Tecpresa Structural Solutions, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | North Perimeter Contractors LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Construction division [Member] | Webber united LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
UNITED STATES | Construction division [Member] | 52 Block Builders, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra ITR LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%
UNITED STATES | Toll roads division [Member] | Cintra Holding US Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra Texas Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra US Services LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra LBJ LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra NTE LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra NTE Mobility Partners Segments 3 LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra Toll Services LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra I-77 Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra 2 I-77 Mobility Partners LLC (2) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra 2 I-66 Express Mobility Partners [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | I-66 Express Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra 3I-66 Express Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra 3 I-77 Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra Digital Business Ventures LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Cintra North Corridor Transit Partners, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | I-77 Mobility Partners Holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.10%
UNITED STATES | Toll roads division [Member] | II I-77 Mobility Partners Holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	15.00%
UNITED STATES | Toll roads division [Member] | III I-77 Mobility Partners Holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	7.10%
UNITED STATES | Toll roads division [Member] | I-77 Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | LBJ Infrastructure Group Holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	54.60%
UNITED STATES | Toll roads division [Member] | LBJ Infrastructure Group LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | NTE mobilitypartners holding [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	63.00%
UNITED STATES | Toll roads division [Member] | NTE mobility partners [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | NTE mobility partners segments 3 holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	53.70%
UNITED STATES | Toll roads division [Member] | NTE mobility partners segments 3 LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | I-66 Express Mobility Partners Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
UNITED STATES | Toll roads division [Member] | II Cintra ITR LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.00%
UNITED STATES | Toll roads division [Member] | 1535145 B.C.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Toll roads division [Member] | Ferrovial Digital Infrastructures US Hol
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Airports division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	49.00%
Investments in associates accounted for using equity method	€ 1,128,000,000
Assets	11,050,000,000
Liabilities	8,887,000,000
Revenue, operating	92,000,000
Profit (loss)	€ 8,000,000
UNITED STATES | Airports division [Member] | Ferrovial Airports Holding US Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Airports division [Member] | Ferrovial Airports O&M Services LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Airports division [Member] | Ferrovial Airports US Terminal One LLC. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Airports division [Member] | MARS NTO LLC. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	96.10%
UNITED STATES | Airports division [Member] | Ferrovial Airports CHS MSA LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SAUDI ARABIA | Construction division [Member] | Ferrovial Agroman Company [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.50%
AUSTRALIA | Construction division [Member] | Ferrovial Construction (Australia) PTY LTD [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Construction division [Member] | TSRC O&m PTY LTD
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings unit trust [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 3,000,000
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
AUSTRALIA | Toll roads division [Member] | Nexus infr unit trust toowoomba [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 9,000,000
Assets	34,000,000
Liabilities	12,000,000
Revenue, operating	32,000,000
Profit (loss)	€ 5,000,000
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings pty ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
AUSTRALIA | Toll roads division [Member] | Nexus Infrastructure PTY Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
AUSTRALIA | Toll roads division [Member] | Netflow osars western gp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
Investments in associates accounted for using equity method	€ 34,000,000
Assets	136,000,000
Liabilities	68,000,000
Revenue, operating	23,000,000
Profit (loss)	€ 3,000,000
AUSTRALIA | Toll roads division [Member] | Cintra OSARS (Western) Holdings Unit Trust [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Toll roads division [Member] | Cintra OSARS Western Unit Trust [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Toll roads division [Member] | Cintra Developments Australia PTY, Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Toll roads division [Member] | Cintra OSARS (Western) Holdings PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Toll roads division [Member] | Cintra OSARS Western PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Construction division [Member] | Constructora Ferrovial Ltd. (Brasil) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
CANADA
Disclosure of subsidiaries [line items]
Revenue, operating	€ 371,000,000	246,000,000	161,000,000
CANADA | Construction division [Member] | Ontario transit groupInc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
Investments in associates accounted for using equity method	€ 0
Assets	1,141,000,000
Liabilities	1,173,000,000
Revenue, operating	585,000,000
Profit (loss)	€ 0
CANADA | Construction division [Member] | Ferrovial Construction Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CANADA | Construction division [Member] | Webber infrastructure management canada holdings ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CANADA | Construction division [Member] | Webber Infrastructure Management Alberta Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CANADA | Construction division [Member] | Webber Infrastructure Management Canada Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CANADA | Construction division [Member] | Ontario Transit FCCI (Hold Co) Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CANADA | Toll roads division [Member] | 407 International Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	48.30%
Investments in associates accounted for using equity method	€ 1,725,000,000
Assets	3,616,000,000
Liabilities	7,896,000,000
Revenue, operating	1,272,000,000
Profit (loss)	€ 513,000,000
CANADA | Toll roads division [Member] | Cintra 4352238 Investments INC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CANADA | Toll roads division [Member] | Cintra 1568417 B.C.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Construction division [Member] | Constructora Ferrovial Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.20%
CHILE | Construction division [Member] | Ferrovial Construcción Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Construction division [Member] | Ferrovial Empresa Constructora Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Construction division [Member] | Siemsa Chile S.P.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Toll roads division [Member] | Cintra Infraestructuras Chile SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Toll roads division [Member] | Ferrovial 009, S.L.U (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Toll roads division [Member] | Ferrovial 008, S.L.U (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Toll roads division [Member] | Cintra Infraestructuras Perú, S.A.C
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%
CHILE | Toll roads division [Member] | Ferrovial MAD 01, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Energy and mobility infrastructures division [Member] | BXF Energía SP. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Transco Chile II SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Transco Chile III SPA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Transco Chile IV SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Energy and mobility infrastructures division [Member] | Centella transmisión S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%
CHILE | Energy and mobility infrastructures division [Member] | II Centella Transmisión, S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.10%
CHILE | Energy and mobility infrastructures division [Member] | III Centella Transmisión , S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.90%
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Energy PTY LTD
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CHILE | Energy and mobility infrastructures division [Member] | II BXF Energía Sp. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%
CHILE | Energy and mobility infrastructures division [Member] | FERROVIAL ENERGY CONSTRUCTION PTY LTD.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Power Infrastructures Chile, SpA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Construction division [Member] | Ferrovial Construcción Colombia, S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Toll roads division [Member] | Concesionaria ruta del cacao sas [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	30.00%
Investments in associates accounted for using equity method	€ 34,000,000
Assets	797,000,000
Liabilities	681,000,000
Revenue, operating	144,000,000
Profit (loss)	€ 20,000,000
COLOMBIA | Toll roads division [Member] | Cintra Infraestructuras Colombia, S.A.S. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SLOVAKIA | Construction division [Member] | D4R7 construction S.R.O. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.00%
SLOVAKIA | Construction division [Member] | Ferrovial Construction Slovakia S.R.O [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
SLOVAKIA | Construction division [Member] | Budimex slovakias .r.o [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Construction division [Member] | Ferrovial Construction France, S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Construction division [Member] | I Cadagua Ferr. Industrial México [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.10%
MEXICO | Construction division [Member] | II Cadagua Ferr. Industrial México [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	24.90%
NEW ZEALAND | Construction division [Member] | Ferrovial Construction (New Zeeland) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PERU | Construction division [Member] | Ferrovial Construcción Perú, S.A.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
POLAND
Disclosure of subsidiaries [line items]
Revenue, operating	€ 2,228,000,000	€ 2,119,000,000	€ 2,160,000,000
POLAND | Construction division [Member] | Pphu promos spzoo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	12.80%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	4,000,000
Liabilities	1,000,000
Revenue, operating	4,000,000
Profit (loss)	€ 0
POLAND | Construction division [Member] | Ferrovial Holding US Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Mostostal Kraków S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Kamieńsk Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
POLAND | Construction division [Member] | FBSerwis Wrocław Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Dolny Sląsk Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Karpatia Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.10%
POLAND | Construction division [Member] | FB Serwis S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | JZE Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Zaklad, Przetworstwa Odpadow Zawisty Sp. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | PPHUH Konstralex Sp. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | IIIII green waste management 1 spz.o.o [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Green Waste Management 6 sp.z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Ferrovial Mobility U.S., LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Mostostal Kraków Energetyka sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex Budownictwo Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex Kolejnictwo SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex Parking Wrocław Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
POLAND | Construction division [Member] | Fotowoltaika HIG XIV Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Zielony Kamieńsk Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Cintra Development BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Cintra INVIT Investments B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Cintra IM Investments B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex SA Tecnicas Reunidas SA - Turów s.c.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
POLAND | Construction division [Member] | Budimex SA Cadagua SA V sc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%
POLAND | Construction division [Member] | Budimex SA Cadagua SA IV sc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%
POLAND | Construction division [Member] | Budimex SA Sygnity SA sj
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.00%
POLAND | Construction division [Member] | Budimex D Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	76.00%
POLAND | Construction division [Member] | Budimex R Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex P Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex O Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Circular Construction SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex Most Wschodni S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Paliwa Alternatywne Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Odbiór Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis B Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis A Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Zielona Karpatia Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Zielony Dolny Śląsk Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | FBSerwis Zielony Wrocław Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Magnolia Energy Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex PPP SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex F Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Construction division [Member] | Budimex A Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
POLAND | Toll roads division [Member] | Sien Real SP Zoo
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
PUERTO RICO | Construction division [Member] | Ditecpesa PR, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PUERTO RICO | Construction division [Member] | Ferrovial Construcción Puerto Rico, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
INDIA | Toll roads division [Member] | IRB infrastructure developers limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	19.90%
Investments in associates accounted for using equity method	€ 291,000,000
Assets	4,632,000,000
Liabilities	3,220,000,000
Revenue, operating	731,000,000
Profit (loss)	€ 109,000,000
INDIA | Toll roads division [Member] | I IRB Infrastructure Trust
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	10.10%
Investments in associates accounted for using equity method	€ 591,000,000
Assets	4,261,000,000
Liabilities	2,627,000,000
Revenue, operating	641,000,000
Profit (loss)	€ 206,000,000
INDIA | Toll roads division [Member] | II IRB Infrastructure Trust
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	24.00%
Investments in associates accounted for using equity method
Assets
Liabilities
Revenue, operating
Profit (loss)
INDIA | Toll roads division [Member] | I MMK Toll Road Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	10.10%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
INDIA | Toll roads division [Member] | II MMK Toll Road Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	24.00%
Investments in associates accounted for using equity method
Assets
Liabilities
Revenue, operating
Profit (loss)
INDIA | Toll roads division [Member] | Cinfra India Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
PORTUGAL | Toll roads division [Member] | Vialivre, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	84.00%
TURKIYE | Airports division [Member] | YDA HAVALIMANI YATIRIM VE (Dalaman)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
QATAR | Airports division [Member] | FMM Company LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	49.00%
Investments in associates accounted for using equity method	€ 15,000,000
Assets	78,000,000
Liabilities	42,000,000
Revenue, operating	121,000,000
Profit (loss)	€ 17,000,000
NETHERLANDS | Corporation division [Member] | Ferrovial Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Corporation division [Member] | Ferrovial Ventures Netherlands B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Construction division [Member] | Ferrovial Construction International SE [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Toll roads division [Member] | Cintra Infrastructures SE [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Toll roads division [Member] | Cintra Global SE [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Toll roads division [Member] | 407 Toronto Highway B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Toll roads division [Member] | Cintra INR Investments B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Toll roads division [Member] | Cintra Projects B.V
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Toll roads division [Member] | Ferrovial Digital Infrastructures BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Toll roads division [Member] | Ferrovial WAW 001 BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Airports division [Member] | Hubco Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Airports division [Member] | FERROVIAL AIRPORTS FMM BV [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Airports division [Member] | Ferrovial Airports Turkey B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Energy and mobility infrastructures division [Member] | Ferrovial Services International, SE
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Energy and mobility infrastructures division [Member] | Ferrovial Transco International B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Construction division [Member] | Ferrovial Construction Ireland Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Construction division [Member] | Budimex Bau GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Construction division [Member] | RailBX GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | Corporation division [Member] | Krypton RE, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%